PUTNAM
DIVERSIFIED
EQUITY
TRUST

SEMIANNUAL REPORT

August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Putnam Diversified Equity Trust is a broadly diversified growth fund that may invest up to 45% of its assets overseas. Because of this, Lipper Analytical Services has placed the fund in its global equity fund category. As of September 30, 1997, the fund's class A shares ranked in the top 10% for 3 year performance among its global fund counterparts, ranking 10 out of 106 funds.*

* "Putnam Diversified Equity Trust's three-part structure gives us the ability to move money into the various sleeves as opportunities arise and market conditions dictate -- a valuable trump card when volatility exists in one market or prices start looking speculative in another."

                                       --  David L. King, manager
                                           Putnam Diversified Equity Trust

CONTENTS

 4 Report from Putnam Management

10 Fund performance summary

14 Portfolio holdings

23 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. These ranking vary over time and do not reflect the effects of sales charges. Class B and class M shares ranked 54 and 51, respectively, out of 170 funds for 1-year performance and class B shares ranked 12 out of 106 funds for 3-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Diversified Equity Trust's management team took advantage of the growing strength in many of the world's stock markets to deliver exemplary results for the first half of the fund's fiscal year, the six months ended August 31, 1997. Besides exposure to the still strong but somewhat volatile U.S. market, the fund increased its commitment to international holdings, especially those of Western Europe and carefully selected securities in the Japanese market. In the U.S. market, the team began adding more stocks of small and midsize companies in anticipation of growing strength in that sector.

With virtually all of the world's stock markets at its disposal, your fund thus has the capability of maintaining a truly diversified portfolio. It also has access to Putnam's extensive equity research capability. Such depth and breadth of expertise are increasingly essential in today's global marketplace.

In the following report, your fund's managers review first-half results and discuss prospects for the second half as fiscal 1998 continues to unfold.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Managers
David L. King, lead manager
Omid Kamshad
Charles H. Swanberg

The six months ended August 31, 1997, represented a period characterized by exceptional strength for many stock markets around the globe. The broad U.S. market continued to surprise investors with the major stock indexes reaching record levels. Continental Europe followed suit, while Latin America led the charge among emerging markets. Southeast Asia, hampered by currency devaluations and overheated property markets, appeared to be the only region left wanting.

Against a global backdrop of generally favorable economic conditions, relatively stable interest rates, and low inflation, each of Putnam Diversified Equity Trust's three sectors, or sleeves -- domestic growth, domestic value, and international stocks -- proved their potential. Combined, the fund's three sleeves produced a double-digit total return for class A shares at net asset value that competes with the S&P 500(registered trademark) and significantly outperforms the Morgan Stanley Europe, Australia, and the Far East Index for the six months ended August 31, 1997. You will find full performance details for all share classes on pages 10 and 11 of this report.

* ALLOCATION SHIFT, CORPORATE CONSOLIDATION TREND PROVE REWARDING

An important shift we made during the semiannual period was to increase the weighting of fund assets in both the growth and international sleeves of the portfolio. We had begun allocating new cash inflows to the international sector in August 1996. Then, this past spring, we made the decision to move money into small- and mid-capitalization growth stocks, since we judged that their valuations had become too compelling to ignore. Our strategy proved timely and highly effective as domestic growth and international stocks rivaled one another for top performance by period's end.

For several years, corporate America has been downsizing, restructuring, and consolidating. These trends and Putnam's in-depth research capabilities continue to provide your fund's value sleeve with profitable investments in a variety of industry sectors. One of the sleeve's most noteworthy performers has been aerospace and defense giant Northrop Grumman Corp., which is currently in the process of being acquired by Lockheed Martin. While this holding and others discussed in this report were viewed favorably at period's end, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Consolidation continues in financial services, the sleeve's heaviest industry weighting. Our main focus last year had been on the very large national banking institutions that were acquiring smaller institutions. Now we are concentrating on large, well-run regional banking institutions that offer attractive appreciation potential. Union Planters and Summit Bancorp are two fine examples.

We have increased exposure to the paper industry, believing that the industry's cycle has finally bottomed out. With capacity additions slowing and the economy remaining healthy, paper stock prices appear poised to rise. To take advantage of this trend, we added a number of holdings, including Boise Cascade and International Paper, and increased our existing position in Unisource Worldwide, Inc.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*
Banks                                  9.6%
Retail                                 7.8%
Computer software                      6.9%
Electrontics and electrial equipment   5.2%
Finance                                4.2%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.

In technology, although not traditionally regarded as a value-driven sector, select value opportunities occasionally arise. Computer Associates is one example of a typical growth stock whose price declined after some negative news. Undervalued and apparently misunderstood by analysts, the stock met our stringent value criteria and we purchased it. At the same time, it was owned by the fund's growth sleeve because it had exhibited growth characteristics prior to its setback. Over the period, the stock has bounced back, performing well for both segments.

* FINANCIAL SERVICES, TECHNOLOGY, AND RETAIL EXPOSURE INCREASED IN GROWTH
SECTOR

Your fund's growth sector experienced a bit of a setback in early spring. When the capital markets swooned in response to worrisome inflationary data and rising interest rates, small- to midsize company stocks were hit the hardest. Shortly thereafter, as uncertainty began to cloud the outlook of the largest companies, aggressive growth stocks picked up steam, rallying through the period's end. Our main emphasis in this part of the portfolio has been on financial services, technology, and retail stocks -- and we have boosted exposure substantially in all three.

Financial services companies led the market for much of the period. Some of the fund's top performers include American Express, a position we have expanded considerably over the fiscal year, and two newly purchased stocks -- Washington Mutual and Fifth Third Bankcorp. We've also increased our focus on government agency securities such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association certificates.

Technology stocks, downtrodden through April, bounced back with fervor by midsummer. Several newly added and increased positions in semiconductors and computer software made notable contributions to performance, including Cisco Systems, Linear Technology, Applied Materials, Compuware, and PeopleSoft.

TOP 10 HOLDINGS

Computer Associates International., Inc.
Computer software

Starbucks Corp.
Specialty retailer

Thermo Electron Corp.
Energy-related

Interpublic Group of Companies, Inc.
Advertising

Costco Companies, Inc.
Retail

Federal National Mortgage Association
Finance

Federal Home Loan Mortgage Corp.
Finance

Compuware Corp.
Computer software

Microsoft Corp.
Computer software

Maxim Integrated Products Inc.
Semiconductors

Footnote reads:
These holdings represent 13.9% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time.

In the retail area, our expanded attention on select niche players also proved rewarding. Dollar General, Dollar Tree Stores, Starbucks, Home Depot, and Kohl's Corp. were among the significant performers. To finance this increased emphasis, we eliminated pharmaceutical holdings, realizing substantial profits, and reduced exposure to consumer nondurables and capital goods.

* WESTERN EUROPE SHOWS CONSIDERABLE STRENGTH; SELECTIVITY IN JAPAN PROVES BENEFICIAL

On the international front, Continental European markets proved the most vibrant, spurred by a benign monetary environment and competitive currencies. The bulk of the sleeve's assets was invested in European stocks, particularly those in the France and the United Kingdom markets, which performed extremely well. Philips Electronics in the Netherlands and Novartis, a Swiss drug company, were top performers.

Asia as a whole held little appeal for us, particularly Southeast Asia, which is suffering from economic crises and currency devaluations. In Japan, however, our selectivity proved most rewarding. While retail, banking, and utility stocks came under continued pressure because of the sluggish economy, large multinational companies such as Sony, Canon, and Tokyo Electron performed extremely well. The yen's weakness and the global rebound of technology stocks helped boost the stock prices of these well-managed exporters. We have reduced the weighting in Hong Kong because of our concern over excessively high property values.

Economic recovery from the effects of currency devaluation is well underway in Mexico, where attractive opportunities are garnering our attention. Fomento Economico Mexicano S.A. (FEMSA), a beverage company, and Cemex, one of the largest global cement companies, are two stocks we recently purchased.

A sizable position in Canada has been introduced, including stocks outside the natural resources sector. Global companies with solid prospects, such as Northern Telecom, Magna International, and Bank of Nova Scotia, have been purchased at quite reasonable valuations.

Active currency management continued to provide solid support to the international sleeve. The hedges we maintained against the German deutschemark and Japanese yen helped protect the value of the fund's assets against the strong U.S. dollar.

* WORLD APPEARS IN GOOD ORDER

Looking ahead at the remainder of fiscal 1998, our view on world stock markets remains reasonably optimistic. At home, the economy appears to be moderating, while abroad improved corporate efficiencies resulting from restructuring and privatization as well as an increased global emphasis on shareholder value have set the stage for a positive investment environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. Investing in non-U.S. securities may be subject to certain risks associated with currency fluctuations, economic instability, and political developments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Equity Trust is designed for investors seeking capital appreciation through a diversified portfolio consisting primarily of domestic growth, domestic value, and international stocks.

TOTAL RETURN FOR PERIODS ENDED 8/31/97
                               Class A         Class B         Class M
(inception date)               (7/1/94)        (7/1/94)         (7/3/95)
                             NAV     POP      NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                   13.92%   7.40%   13.59%   8.59%   13.81%   9.81%
------------------------------------------------------------------------------
1 year                     27.86   20.51    27.00   22.00    27.51   23.00
------------------------------------------------------------------------------
Life of fund               81.10   70.66    78.12   75.12    79.59   73.28
Annual average             20.60   18.37    19.97   19.33    20.29   18.94
------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97
                                      Standard & Poor's         MSCI
                                          500 Index             EAFE
------------------------------------------------------------------------------
6 months                                    14.78%              6.62%
------------------------------------------------------------------------------
1 year                                      40.62               9.05
------------------------------------------------------------------------------
Life of fund                               117.29              22.18
Annual average                              27.85               6.52
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to its inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge, if any, currently applicable to class M shares, and the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 8/31/97
                              Class A     Class B      Class M
------------------------------------------------------------------------------
Distributions (number)           --          --          --
------------------------------------------------------------------------------
Income                           --          --          --
------------------------------------------------------------------------------
Capital gains                    --          --          --
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
2/28/97                   $11.85  $12.57  $11.77  $11.80  $12.23
------------------------------------------------------------------------------
8/31/97                    13.50   14.32   13.37   13.43   13.92
------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)

                                Class A         Class B         Class M
(inception date)               (7/1/94)        (7/1/94)        (7/3/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    20.28%  13.37%  19.78%  14.78%  19.97%  15.76%
------------------------------------------------------------------------------
1 year                      29.29   21.84   28.47   23.47   28.87   24.34
------------------------------------------------------------------------------
Life of class               93.18   82.04   89.97   86.97   91.49   84.77
Annual average              22.46   20.24   21.83   21.23   22.13   20.79
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares when sold may be worth more of less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks whose performance assumes reinvestment of all distributions. It is frequently used as a general measure of stock market performance.

Europe, Australia, and Far East (EAFE)* component of Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of approximately 1,045 equity securities originating in 18 countries listed on the stock exchanges of Europe, Australia, and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Because the fund is a managed portfolio investing in a wide variety of foreign securities, the securities it owns will not match those in the index.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


WELCOME TO

www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!



Portfolio of Investment Owned
August 31, 1997 (Unaudited)


COMMON STOCKS (95.6%) *
NUMBER OF SHARES                                                                                       VALUE
Advertising  (2.5%)
------------------------------------------------------------------------------------------------------------
        159,933  Interpublic Group of Companies, Inc.                                           $  7,796,709
         73,025  Omnicom Group, Inc.                                                               4,947,444
         25,350  Outdoor Systems, Inc. +                                                             670,191
                                                                                                ------------
                                                                                                  13,414,344

Aerospace and Defense (1.5%)
------------------------------------------------------------------------------------------------------------
         59,000  Boeing Co.                                                                        3,211,813
         97,700  Cae Inc. (Canada)                                                                   749,697
         15,000  Northrop Grumman Corp.                                                            1,755,938
        189,200  Rolls-Royce PLC (United Kingdom)                                                    716,998
        139,198  Smiths Industries PLC (United Kingdom)                                            1,850,790
                                                                                                ------------
                                                                                                   8,285,236

Airlines (1.0%)
------------------------------------------------------------------------------------------------------------
         41,200  Delta Air Lines, Inc.                                                             3,563,800
         53,515  K.L.M.-Royal Dutch Airlines (Netherlands)                                         1,704,484
                                                                                                ------------
                                                                                                   5,268,284

Apparel (0.3%)
------------------------------------------------------------------------------------------------------------
         26,200  Gucci Group (Italy)                                                               1,594,925

Automotive (1.7%)
------------------------------------------------------------------------------------------------------------
        590,009  Avis Europe PLC 144A ADR (United Kingdom) +                                       1,356,838
          2,860  Bayerische Motoren Werke (BMW) AG (Germany)                                       2,022,541
         76,100  Lear Corp. +                                                                      3,486,331
         32,800  Magna International, Inc. Class A (Canada)                                        2,173,000
                                                                                                ------------
                                                                                                   9,038,710

Banks (9.6%)
------------------------------------------------------------------------------------------------------------
         41,210  ABN AMRO Holding N.V. (Netherlands)                                                 808,207
         72,600  Ahmanson (H.F.) & Co.                                                             3,684,450
        222,959  Allied Irish Banks PLC (Ireland)                                                  1,872,478
         55,100  Banco Totta & Accores S.A. (Portugal)                                               987,467
         30,000  Bank Handlowy 144A (Poland) +                                                       378,238
        151,696  Bank of Ireland (Ireland)                                                         1,717,407
         63,130  Bank of Nova Scotia (Canada)                                                      2,726,880
         37,200  Bankers Trust New York Corp. DELTA                                                3,859,500
         13,500  Credit Locale de France S.A. (France)                                             1,161,195
        164,500  Dao Heng Bank Group Ltd. (Hong Kong)                                                700,542
         39,700  Deutsche Bank AG (Germany)                                                        2,314,006
         32,800  Fifth Third Bancorp                                                               1,918,800
         72,000  First Union Corp.                                                                 3,460,500
        133,300  Guoco Group Ltd. (Hong Kong)                                                        517,787
         50,997  HSBC Holdings PLC (Hong Kong)                                                     1,553,141
          1,510  Julius Baer Holdings AG (Switzerland)                                             2,126,761
        140,717  National Bank of Canada (Canada)                                                  1,814,853
        209,000  Overseas Union Bank Ltd. (Singapore)                                                945,608
         23,201  Societe Generale (France)                                                         2,871,589
         66,600  Summit Bancorp                                                                    3,954,375
         67,000  Union Planters Corp.                                                              3,433,750
          2,388  United Bank of Switzerland (Switzerland)                                          2,362,374
         87,240  Washington Mutual, Inc.                                                           5,223,495
        168,200  Westpac Banking Corp. (Australia)                                                   970,772
                                                                                                ------------
                                                                                                  51,364,175

Broadcasting (1.6%)
------------------------------------------------------------------------------------------------------------
         55,700  Clear Channel Communications, Inc. +                                              3,784,119
         12,200  Evergreen Media Corp. Class A                                                       584,075
        219,800  Tele-Communications, Inc. Class A                                                 3,846,500
          3,800  Television Francaise 1 (France)                                                     308,766
          2,300  Univision Communications Inc. Class A +                                             117,875
                                                                                                ------------
                                                                                                   8,641,335

Building Products (1.1%)
------------------------------------------------------------------------------------------------------------
        278,500  Cemex S.A. de C.V. (Mexico)                                                       1,334,145
        214,167  CRH PLC (Ireland) +                                                               2,310,268
         32,200  Lafarge Coppee (France)                                                           2,071,963
                                                                                                ------------
                                                                                                   5,716,376

Business Services (2.4%)
------------------------------------------------------------------------------------------------------------
         86,160  Airgas, Inc. +                                                                    1,567,035
         17,600  Cintas Corp.                                                                      1,227,600
         15,903  Corestaff, Inc. +                                                                   473,114
        128,475  Corporate Express, Inc. +                                                         2,192,105
         46,136  Robert Half International, Inc. +                                                 2,693,189
        232,100  Securicor PLC (United Kingdom)                                                      996,098
        207,850  Unisource Worldwide, Inc. +                                                       3,767,281
                                                                                                ------------
                                                                                                  12,916,422

Chemicals (2.6%)
------------------------------------------------------------------------------------------------------------
         14,700  Akzo-Nobel N.V. (Netherlands)                                                     2,277,434
         65,506  Bayer AG ADR (Germany) +                                                          2,403,455
         26,883  Ciba Specialty Chemicals AG (Switzerland) +                                       2,316,878
         67,600  Hercules, Inc.                                                                    3,494,075
        152,000  KAO Corp. (Japan) +                                                               2,241,590
         53,000  Shin-Etsu Chemical Co. (Japan)                                                    1,352,443
                                                                                                ------------
                                                                                                  14,085,875

Combined Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
         33,034  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                         1,788,581

Computers (2.7%)
------------------------------------------------------------------------------------------------------------
         48,200  EMC Corp. +                                                                       2,473,263
         60,100  Hewlett-Packard Co.                                                               3,684,881
         36,600  IBM Corp.                                                                         3,692,025
        122,500  NCR Corp. +                                                                       4,341,094
                                                                                                ------------
                                                                                                  14,191,263

Computer Services (1.3%)
------------------------------------------------------------------------------------------------------------
         26,655  America Online, Inc. +                                                            1,719,248
         47,248  Keane, Inc.                                                                       2,775,820
         67,501  Sterling Commerce, Inc. +                                                         2,231,752
                                                                                                ------------
                                                                                                   6,726,820

Computer Software (6.9%)
------------------------------------------------------------------------------------------------------------
         57,919  BMC Software, Inc. +                                                              3,627,177
        174,497  Computer Associates International, Inc.                                          11,669,487
        102,900  Compuware Corp. +                                                                 6,354,075
         67,863  Electronic Arts, Inc. +                                                           2,091,029
         55,114  Electronics for Imaging, Inc. +                                                   2,948,599
         46,354  Microsoft Corp. +                                                                 6,127,419
         67,675  Parametric Technology Corp. +                                                     3,142,658
         15,600  PeopleSoft, Inc. +                                                                  877,500
                                                                                                ------------
                                                                                                  36,837,944

Conglomerates (2.5%)
------------------------------------------------------------------------------------------------------------
        453,822  BTR Ltd. PLC (United Kingdom)                                                     1,602,223
      1,233,000  First Pacific Co., Ltd. (Hong Kong) +                                             1,233,159
         59,100  General Motors Corp. Class H                                                      3,756,544
        172,000  Hutchison Whampoa, Ltd. (Hong Kong)                                               1,431,669
        163,600  Ogden Corp.                                                                       3,793,475
        345,243  Tomkins PLC (United Kingdom)                                                      1,671,772
                                                                                                ------------
                                                                                                  13,488,842

Consumer Products (0.3%)
------------------------------------------------------------------------------------------------------------
         57,900  Unilever PLC (United Kingdom)                                                     1,602,044

Consumer Services (0.6%)
------------------------------------------------------------------------------------------------------------
        138,400  CUC International, Inc. +                                                         3,252,400

Cosmetics (0.1%)
------------------------------------------------------------------------------------------------------------
         13,482  ThermoLase Corp. +                                                                  217,397
         12,491  ThermoLase Corp. -units +                                                           226,399
                                                                                                ------------
                                                                                                     443,796

Education Services (0.3%)
------------------------------------------------------------------------------------------------------------
         11,199  Apollo Group, Inc. Class A +                                                        399,664
         36,076  DeVRY, Inc. +                                                                       978,562
                                                                                                ------------
                                                                                                   1,378,226

Electric Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
         30,900  Calenergy, Inc. +                                                                 1,023,563
         13,000  Electricidade de Portugal S.A. (Portugal) +                                         202,315
        276,900  Scottish Power PLC (United Kingdom)                                               1,950,712
                                                                                                ------------
                                                                                                   3,176,590

Electronics and Electrical Equipment (5.2%)
------------------------------------------------------------------------------------------------------------
            370  ABB AG (Switzerland) +                                                              544,205
         21,800  Applied Materials, Inc. +                                                         2,057,375
         99,100  Cookson Group PLC (United Kingdom)                                                  406,046
        312,713  General Electric Co. PLC (United Kingdom)                                         1,932,064
         13,100  Hirose Electric Co. Ltd. (Japan)                                                    917,108
          8,800  Keyence Corp. (Japan)                                                             1,283,181
        170,000  Matsushita Electric Works (Japan) +                                               1,830,985
        111,100  Molins PLC (United Kingdom)                                                       1,075,061
         16,000  Murata Manufacturing Co. Ltd. (Japan)                                               650,870
         38,500  NEC Corp. (Japan) +                                                                 430,612
         48,600  Philips Electronics N.V. (Netherlands) +                                          3,456,584
         37,100  Siemens AG (Germany) +                                                            2,269,044
         32,100  Sony Corp. (Japan)                                                                2,792,459
         51,048  Thermo Instrument Systems, Inc. +                                                 2,038,730
        131,125  Vishay Intertechnology, Inc.                                                      3,499,398
         98,100  Westinghouse Electric Corp.                                                       2,526,075
                                                                                                ------------
                                                                                                  27,709,797

Energy-Related (1.7%)
------------------------------------------------------------------------------------------------------------
        193,760  Thermo Electron Corp. +                                                           7,798,840
          8,354  VA Technolgies AG (Austria)                                                       1,527,361
                                                                                                ------------
                                                                                                   9,326,201

Environmental Control (0.9%)
------------------------------------------------------------------------------------------------------------
         22,791  Compagnie Generale des Eaux (France)                                              2,536,490
         87,947  Republic Industries, Inc. +                                                       2,160,198
                                                                                                ------------
                                                                                                   4,696,688

Finance (4.2%)
------------------------------------------------------------------------------------------------------------
          7,400  Acom Co. Ltd.                                                                       348,848
         56,490  American Express Co.                                                              4,392,098
         15,400  Associates First Capital Corp.                                                      894,163
        207,134  Federal Home Loan Mortgage Corp.                                                  6,744,801
        161,267  Federal National Mortgage Association                                             7,095,748
         41,176  MBNA Corp.                                                                        1,582,703
          8,800  Promise Co. Ltd. (Japan)                                                            443,281
         25,075  TCF Financial Corp.                                                               1,336,811
                                                                                                ------------
                                                                                                  22,838,453

Food and Beverages (2.5%)
------------------------------------------------------------------------------------------------------------
         17,800  Bass PLC (United Kingdom)                                                           238,400
         79,300  Dole Food Co.                                                                     3,097,656
        122,400  Fomento Economico Mexicano S.A. de C.V. Class B (Mexico)                            845,490
          2,385  Nestle S.A. (Switzerland)                                                         2,767,304
         72,000  The Quaker Oats Co.                                                               3,384,000
        134,400  Whitman Corp.                                                                     3,292,800
                                                                                                ------------
                                                                                                  13,625,650

HMOs (0.8%)
------------------------------------------------------------------------------------------------------------
         88,413  United Healthcare Corp.                                                           4,299,082

Household Products (1.2%)
------------------------------------------------------------------------------------------------------------
         92,787  Blyth Industries, Inc.                                                            3,427,320
         90,700  Tupperware Corp.                                                                  3,044,119
                                                                                                ------------
                                                                                                   6,471,439

Insurance (2.1%)
------------------------------------------------------------------------------------------------------------
         51,359  Internationale Nederlanden Groep (Netherlands)                                    2,234,098
        144,500  Norwich Union PLC 144A (United Kingdom)                                             798,001
        274,300  QBE Insurance Group Ltd. (Australia)                                              1,480,800
         50,778  Scor (France)                                                                     2,079,631
            956  Swiss Reinsurance Co. (Switzerland)                                               1,266,972
        142,900  USF&G Corp.                                                                       3,134,869
          1,473  Zurich Versicherungs-Gesellschaft (Switzerland)                                     533,481
                                                                                                ------------
                                                                                                  11,527,852

Machinery (1.0%)
------------------------------------------------------------------------------------------------------------
          1,142  Fischer (Switzerland)                                                             1,576,282
          4,400  Mannesmann AG (Germany)                                                           2,032,265
         54,650  Sandvik AB Class B (Sweden)                                                       1,656,564
                                                                                                ------------
                                                                                                   5,265,111

Medical Management Services (0.5%)
------------------------------------------------------------------------------------------------------------
         19,043  Pediatrix Medical Group, Inc. +                                                     792,665
         57,627  Phycor, Inc. +                                                                    1,696,395
                                                                                                ------------
                                                                                                   2,489,060

Medical Supplies and Devices (1.5%)
------------------------------------------------------------------------------------------------------------
         12,808  Medtronic, Inc.                                                                   1,157,523
        134,730  Stryker Corp.                                                                     5,380,779
         47,787  Thermo Cardiosystems, Inc. +                                                      1,197,662
         15,900  Thermotrex Corp. +                                                                  404,456
          1,480  Trex Medical Corp. +                                                                 22,940
                                                                                                ------------
                                                                                                   8,163,360

Metals and Mining (1.1%)
------------------------------------------------------------------------------------------------------------
        124,244  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                  3,478,832
        144,339  Rio Tinto PLC (United Kingdom) +                                                  2,274,456
                                                                                                ------------
                                                                                                   5,753,288

Networking Equipment (1.1%)
------------------------------------------------------------------------------------------------------------
         58,200  Cisco Systems, Inc. +                                                             4,386,825
         34,900  Newbridge Networks Corp. (Canada) +                                               1,590,478
                                                                                                ------------
                                                                                                   5,977,303

Office Equipment (0.6%)
------------------------------------------------------------------------------------------------------------
         44,000  Ricoh Co., Ltd. (Japan) +                                                           594,200
        110,216  Viking Office Products, Inc. +                                                    2,328,313
                                                                                                ------------
                                                                                                   2,922,513

Oil and Gas (4.4%)
------------------------------------------------------------------------------------------------------------
         38,400  Amoco Corp.                                                                       3,631,200
        179,636  British Petroleum Co. PLC (United Kingdom)                                        2,509,189
        104,872  Burmah Castrol PLC (United Kingdom)                                               1,748,505
         23,979  Elf Aquitaine S.A. (France)                                                       2,656,898
        594,939  Ente Nazionale Idrocarburi SPA ADR (Italy)                                        3,312,684
        138,400  Occidental Petroleum Corp.                                                        3,243,750
         58,500  Petroleo Brasileiro S/A-Petrobras ADR (Brazil)                                    1,462,500
        274,200  Shell Transportation & Trading (United Kingdom)                                   1,851,759
         34,500  Total Corp. ADR Class B (France)                                                  3,222,341
                                                                                                ------------
                                                                                                  23,638,826

Paper and Forest Products (1.5%)
------------------------------------------------------------------------------------------------------------
         91,000  Boise Cascade Corp.                                                               3,600,188
         58,000  International Paper Co.                                                           3,059,500
         70,100  Svenska Cellulosa AB Class B (Sweden)                                             1,548,196
                                                                                                ------------
                                                                                                   8,207,884

Pharmaceuticals and Biotechnology (2.6%)
------------------------------------------------------------------------------------------------------------
         26,110  Altana AG (Germany)                                                               1,953,201
        110,833  Astra B (Sweden)                                                                  1,669,277
        102,934  Glaxo Wellcome PLC (United Kingdom)                                               2,058,765
          7,800  Medicis Pharmaceutical Corp. Class A +                                              310,050
          1,148  Novartis AG ADR (Switzerland)                                                     1,623,061
         95,000  Pharmacia & Upjohn, Inc.                                                          3,235,938
         27,500  Pharmacia & Upjohn, Inc. ADS (Sweden)                                               929,301
         53,000  Sankyo Co., Ltd. (Japan)                                                          1,607,124
         33,000  Taisho Pharmaceutical Co. (Japan)                                                   806,545
                                                                                                ------------
                                                                                                  14,193,262

Photography (1.3%)
------------------------------------------------------------------------------------------------------------
        125,000  Canon, Inc. (Japan) +                                                             3,448,631
         61,600  Polaroid Corp.                                                                    3,253,250
                                                                                                ------------
                                                                                                   6,701,881

Publishing (0.6%)
------------------------------------------------------------------------------------------------------------
         65,200  Times Mirror Co. Class A                                                          3,304,825

Railroads (1.2%)
------------------------------------------------------------------------------------------------------------
         37,000  Burlington Northern Santa Fe Corp.                                                3,392,428
         32,000  Norfolk Southern Corp.                                                            3,136,000
                                                                                                ------------
                                                                                                   6,528,428

REIT's (Real Estate Investnment Trusts) (1.3%)
------------------------------------------------------------------------------------------------------------
        102,532  Beacon Properties Corp.                                                           3,691,152
         70,900  Equity Residential Properties Trust                                               3,451,944
                                                                                                ------------
                                                                                                   7,143,096

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
         24,150  Cracker Barrel Old Country Store, Inc.                                              742,613

Retail (7.8%)
------------------------------------------------------------------------------------------------------------
         27,600  Circle K Japan Co. Ltd. (Japan)                                                   1,381,143
        208,356  Costco Companies, Inc. +                                                          7,513,838
         57,200  Dixons Group PLC (United Kingdom)                                                   603,056
         20,800  Dollar General Corp.                                                                861,900
         30,025  Dollar Tree Stores, Inc.                                                          1,167,222
         53,100  General Nutrition Companies, Inc. +                                               1,473,525
         56,925  Home Depot, Inc. (The)                                                            2,686,148
        245,000  K mart Corp. +                                                                    3,399,375
         69,922  Kohl's Corp. +                                                                    4,820,248
         99,371  Lowe's Cos., Inc.                                                                 3,434,510
          1,700  MSC Industrial Direct Co., Inc. Class A +                                            69,063
        313,561  Officemax, Inc. +                                                                 4,644,622
          7,900  Rexall Sundown, Inc. +                                                              274,525
         23,500  Staples, Inc. +                                                                     552,250
        192,323  Starbucks Corp. +                                                                 7,885,243
         21,200  Vendex International N.V. (Netherlands)                                           1,060,782
                                                                                                ------------
                                                                                                  41,827,450

Satelite Services (0.3%)
------------------------------------------------------------------------------------------------------------
         46,750  Panamsat Corp. +                                                                  1,700,531

Semiconductors (3.2%)
------------------------------------------------------------------------------------------------------------
         72,992  Linear Technology Corp.                                                           4,785,538
         80,850  Maxim Integrated Products Inc. +                                                  5,588,756
         17,000  Rohm Co. Ltd. (Japan)                                                             1,760,563
         34,800  SGS-Thomson Microelectronics ADR (France) +                                       3,232,050
         29,000  Tokyo Electron Ltd. (Japan)                                                       1,573,736
                                                                                                ------------
                                                                                                  16,940,643

Specialty Consumer Products (0.6%)
------------------------------------------------------------------------------------------------------------
         37,685  Fastenal Co.                                                                      2,171,598
         28,900  Mattel, Inc.                                                                        966,344
                                                                                                ------------
                                                                                                   3,137,942

Telecommunication (0.5%)
------------------------------------------------------------------------------------------------------------
        114,364  NEXTEL Communications, Inc. Class A +                                             2,866,248

Telecommunication Equipment (1.4%)
------------------------------------------------------------------------------------------------------------
         29,400  Northern Telecom Ltd. (Canada)                                                    2,917,970
         20,700  Oy Nokia AB Class A (Finland)                                                     1,596,108
         22,203  Qwest Communications International, Inc. +                                          904,772
         54,500  Telefonaktiebolaget LM Ericsson Class B (Sweden)                                  2,262,470
                                                                                                ------------
                                                                                                   7,681,320

Telephone Services (1.8%)
------------------------------------------------------------------------------------------------------------
         97,300  Deutsche Telekom AG (Germany)                                                     1,935,249
         41,700  Portugal Telecom S.A. (Portugal)                                                  1,544,614
         76,000  Sprint Corp.                                                                      3,572,000
        545,179  Vodafone Group PLC (United Kingdom)                                               2,798,849
                                                                                                ------------
                                                                                                   9,850,712

Telephone Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
         92,000  US West, Inc.                                                                     3,294,750

Tire and Rubber (0.4%)
------------------------------------------------------------------------------------------------------------
         37,754  Michelin Corp. Class B (France)                                                   2,113,282

Tobacco (1.7%)
------------------------------------------------------------------------------------------------------------
        251,427  B A T Industries PLC (United Kingdom) +                                           2,103,116
        136,000  Dimon Inc.                                                                        3,264,000
        109,000  RJR Nabisco Holdings Corp. +                                                      3,794,563
                                                                                                ------------
                                                                                                   9,161,679
                                                                                                ------------
                 Total Common Stocks (cost $428,374,878)                                        $513,313,357

PREFERRED STOCKS (0.1%) * (cost $402,156)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         11,100  Uniao de Bancos Brasileiros S.A. BRC 1.187 pfd. (Brazil)                       $    391,418


WARRANTS (-%) * (cost $-)                                                    EXPIRATION
WARRANTS                                                                           DATE                VALUE
------------------------------------------------------------------------------------------------------------
         10,059  Generale des Eaux                                               5/2/01         $      5,614

SHORT-TERM INVESTMENTS (4.1%) * (cost $22,199,262)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $22,189,000   Interest in $480,487,000 joint repurchase agreement dated
                 August 29, 1997 with UBS Securities due September 2, 1997
                 with respect to various U.S. Treasury obligations - maturity
                 value of $22,202,683 for an effective yield of 5.55%                           $ 22,199,262
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $450,976,296) ***                                       535,909,651
------------------------------------------------------------------------------------------------------------


    * Percentages indicated are based on net assets of $537,063,839.
  *** The aggregate identified cost on a tax basis is $452,065,088, resulting in gross unrealized appreciation and depreciation of $93,618,757 and $9,774,194, respectively, or net unrealized appreciation of $83,844,563.
    + Non-income-producing security.
DELTA This entity provides subcustodian services to the fund.
      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American Depository
      Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

Diversification by Country
Distribution of investments by country of issue at August 31, 1997: (as percentage of Market Value)

Canada           2.2%
France           4.2
Germany          3.1
Hong Kong        1.0
Ireland          1.1
Japan            4.3
Netherlands      2.2
Sweden           1.5
Switzerland      2.8
United Kingdom   6.0
United States   68.1
Other            3.5
               -----
Total          100.0%




------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1997
                                   Market     Aggregate Face    Delivery      Unrealized
                                    Value          Value          Date       Depreciation
------------------------------------------------------------------------------------------
French Francs                   $15,586,659    $15,184,168      Feb 98          $(402,491)
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $450,976,296) (Note 1)            $535,909,651
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                   893,122
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,340,625
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            4,718,943
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                             48,565
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   38,784
---------------------------------------------------------------------------------------------------
Total assets                                                                            542,949,690

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            188,877
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,929,264
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  628,265
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                926,882
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  151,316
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,672
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,892
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      423,063
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   98,304
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 402,491
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                64,160
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       63,665
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         5,885,851
---------------------------------------------------------------------------------------------------
Net assets                                                                             $537,063,839

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $398,944,372
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (868,840)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                   54,469,596
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             84,518,711
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding              $537,063,839

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($233,665,979 divided by 17,304,416 shares)                                                  $13.50
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.50)*                                      $14.32
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($282,797,258 divided by 21,144,557 shares)**                                                $13.37
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($20,600,602 divided by 1,534,446 shares)                                                    $13.43
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.43)*                                      $13.92
---------------------------------------------------------------------------------------------------
 * On single retail sales of less thhan $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended August 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $157,093)                                            $  4,086,261
--------------------------------------------------------------------------------------------------
Interest                                                                                   599,445
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,685,706

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,726,488
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             655,647
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            7,305
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,450
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      415,614
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,297,405
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       66,501
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               9,802
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     29,786
--------------------------------------------------------------------------------------------------
Registration fees                                                                            8,896
--------------------------------------------------------------------------------------------------
Auditing                                                                                    14,231
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,165
--------------------------------------------------------------------------------------------------
Postage                                                                                     32,583
--------------------------------------------------------------------------------------------------
Other                                                                                       17,938
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,293,811
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (159,550)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,134,261
--------------------------------------------------------------------------------------------------
Net investment income                                                                      551,445
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        40,212,804
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              5,381,747
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period (Note 1)                                           (3,962,691)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            21,358,486
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 62,990,346
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $63,541,791
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                          August 31        February 28
                                                                                              1997*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    551,445       $    592,859
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            45,594,551         31,417,671
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             17,395,795         24,707,175
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     63,541,791         56,717,705
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --         (1,842,478)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --         (1,471,953)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --           (117,302)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --        (12,456,981)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --        (14,387,126)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --           (811,724)
----------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --           (762,542)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --           (609,195)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (48,548)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        27,309,790        124,909,360
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             90,851,581        149,119,216

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     446,212,258        297,093,042
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $868,840 and
$1,420,285, respectively)                                                              $537,063,839       $446,212,258
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                       ended                                     For the Period
Per-share                                          August 31       Year ended       Year ended     July 1, 1994+
operating performance                             (Unaudited)     February 28      February 29   to February 28
----------------------------------------------------------------------------------------------------------------------
                                                        1997             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                   $11.85           $11.02            $8.83            $8.50
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    .04              .06(d)           .06              .03(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                     1.61             1.77             2.60              .32
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                   1.65             1.83             2.66              .35
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                         --             (.12)            (.08)              --
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                            --             (.83)            (.39)              --
----------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                         --             (.05)              --               --
----------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                              --               --               --             (.02)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       --            (1.00)            (.47)            (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                         $13.50           $11.85           $11.02            $8.83
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                              13.92*           16.92            30.58             4.13*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $233,666         $199,305         $142,513          $93,144
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                .70*            1.43             1.56             1.12*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                .29*             .48              .60              .37*
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                 56.30*           82.07            72.00            46.52*
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                         $.0352           $.0439
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).
(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                       ended                                     For the Period
Per-share                                          August 31       Year ended       Year ended     July 1, 1994+
operating performance                             (Unaudited)     February 28      February 29   to February 28
----------------------------------------------------------------------------------------------------------------------
                                                        1997             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                   $11.77           $10.97            $8.80            $8.50
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              --             (.01)(d)          .01               --(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                     1.60             1.76             2.60              .32
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                   1.60             1.75             2.61              .32
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                         --             (.09)            (.05)              --
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                            --             (.83)            (.39)              --
----------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                         --             (.03)              --               --
----------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                              --               --               --             (.02)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       --             (.95)            (.44)            (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                         $13.37           $11.77           $10.97            $8.80
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                              13.59*           16.19            30.05             3.77*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $282,797         $232,117         $150,679          $75,998
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                               1.01*            2.02             2.09             1.45*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                               (.03)*           (.12)             .05              .05*
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                 56.30*           82.07            72.00            46.52*
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                         $.0352           $.0439
----------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).
(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------
                                                             Six months
                                                                  ended                    For the Period
Per-share                                                     August 31       Year ended     July 3, 1995+
operating performance                                        (Unaudited)     February 28   to February 29
----------------------------------------------------------------------------------------------------------------
                                                                   1997             1997             1996
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $11.80           $11.01            $9.76
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                               .01(d)           .01(d)            --(d)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                1.62             1.78             1.72
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              1.63             1.79             1.72
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                                    --             (.12)            (.08)
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       --             (.83)            (.39)
----------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                    --             (.05)              --
----------------------------------------------------------------------------------------------------------------
Total distributions                                                  --            (1.00)            (.47)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $13.43           $11.80           $11.01
----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                         13.81*           16.51            17.95*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $20,601          $14,791           $3,901
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                           .89*            1.77             1.23*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           .09*             .05               --*
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                            56.30*           82.07            72.00
----------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                    $.0352           $.0439
----------------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).
(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Diversified Equity Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation primarily through a diversified portfolio consisting of domestic growth, domestic value and international stocks.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $98,304. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the funds investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended August 31, 1997, fund expenses were reduced by $159,550 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $986 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.65%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 1.00% and 0.75% of the average net assets attributable to class B and class M shares respectively. The Trustees have approved payment by the fund at annual rate of 0.50% of the average net assets attributable to class A for shares outstanding as of July 1, 1995
(except for class A shares for which Putnam Mutual Funds is dealer of record) and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions).

For the six months ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $107,932 and $12,545 from the sale of class A and class M shares, respectively and $177,827 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $2,243 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $296,225,731 and $263,137,187, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,745,424      $34,615,855
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  2,745,424       34,615,855

Shares
repurchased                      (2,265,172)     (28,639,858)
------------------------------------------------------------
Net increase                        480,252       $5,975,997
------------------------------------------------------------

                                            Year ended
                                        February 28, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,358,027      $62,540,590
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,268,867       14,540,984
------------------------------------------------------------
                                  6,626,894       77,081,574

Shares
repurchased                      (2,734,363)     (31,757,138)
------------------------------------------------------------
Net increase                      3,892,531      $45,324,436
------------------------------------------------------------

                                        Six months ended
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,325,988      $55,123,769
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                             --              --
------------------------------------------------------------
                                  4,325,988       55,123,769

Shares
repurchased                      (2,900,744)     (37,323,792)
------------------------------------------------------------
Net increase                      1,425,244      $17,799,977
------------------------------------------------------------

                                                 Year ended
                                            February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,764,474      $78,344,350
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,350,363       15,407,635
------------------------------------------------------------
                                  8,114,837       93,751,985

Shares
repurchased                      (2,131,445)     (24,663,610)
------------------------------------------------------------
Net increase                      5,983,392      $69,088,375
------------------------------------------------------------

                                        Six months ended
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                         392,951       $4,902,381
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                    392,951        4,902,381

Shares
repurchased                        (111,969)      (1,368,565)
------------------------------------------------------------
Net increase                        280,982       $3,533,816
------------------------------------------------------------

                                            Year ended
                                        February 28, 1997
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                         922,460      $10,783,946
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        83,934          959,329
------------------------------------------------------------
                                  1,006,394       11,743,275

Shares
repurchased                        (107,111)      (1,246,726)
------------------------------------------------------------
Net increase                        899,283      $10,496,549
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Overseas Growth Fund

             + Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Diversified Equity Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetss 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN003 36570 522/525/2AF      10/97